WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 46.7%
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.5%
AT&T Inc., Senior Notes	3.600%	2/17/23	810,000	$841,278	(a)
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	3.618%	5/15/25	380,000	385,201	(a)(b)

Total Diversified Telecommunication Services				1,226,479

Media - 0.7%
DISH DBS Corp., Senior Notes	6.750%	6/1/21	130,000	136,663
DISH DBS Corp., Senior Notes	5.875%	7/15/22	190,000	193,562
DISH DBS Corp., Senior Notes	5.875%	11/15/24	270,000	256,500
Fox Corp., Senior Notes	4.030%	1/25/24	40,000	42,574	(c)

Total Media				629,299

Wireless Telecommunication Services - 2.2%
Sprint Corp., Senior Notes	7.250%	9/15/21	530,000	564,450
Sprint Corp., Senior Notes	7.625%	2/15/25	740,000	789,950
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	309,375	310,229	(c)
Vodafone Group PLC, Senior Notes (3 mo. USD LIBOR + 0.990%)	3.591%	1/16/24	220,000	220,707	(a)(b)

Total Wireless Telecommunication Services				1,885,336

TOTAL COMMUNICATION SERVICES				3,741,114

CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.3%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000	206,865	(c)

Automobiles - 2.1%
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	250,000	263,700
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	400,000	413,016	(a)
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	1,000,000	1,034,192	(a)

Total Automobiles				1,710,908

Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	1.900%	8/21/20	370,000	369,250	(a)

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes (3 mo. USD LIBOR + 0.310%)	2.830%	3/1/22	200,000	200,425	(b)

TOTAL CONSUMER DISCRETIONARY				2,487,448

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 3.8%
Beverages - 0.5%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	3.836%	2/1/21	440,000	$446,418	(a)(b)

Food & Staples Retailing - 0.7%
Walmart Inc., Senior Notes	1.900%	12/15/20	560,000	559,177	(a)

Food Products - 1.4%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	920,000	958,320	(a)
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	220,000	219,574	(c)

Total Food Products				1,177,894

Tobacco - 1.2%
Altria Group Inc., Senior Notes	9.250%	8/6/19	350,000	352,203
BAT Capital Corp., Senior Notes	2.764%	8/15/22	450,000	450,853	(a)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	170,000	169,694

Total Tobacco				972,750

TOTAL CONSUMER STAPLES				3,156,239

ENERGY - 5.2%
Energy Equipment & Services - 0.2%
Halliburton Co., Senior Notes	3.250%	11/15/21	170,000	173,417

Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	351,000	363,457	(a)
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	190,000	196,175
Chevron Corp., Senior Notes	2.100%	5/16/21	330,000	330,396	(a)
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	120,000	127,180
Continental Resources Inc., Senior Notes	5.000%	9/15/22	500,000	504,621
Ensco PLC, Senior Notes	5.200%	3/15/25	300,000	222,000
Lukoil International Finance BV, Senior Notes	7.250%	11/5/19	240,000	243,962	(d)
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	40,000	40,930
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	418,000	448,781
Petroleos Mexicanos, Senior Notes	3.500%	7/23/20	250,000	249,847
Shell International Finance BV, Senior Notes	1.875%	5/10/21	600,000	597,542	(a)
Shell International Finance BV, Senior Notes	1.750%	9/12/21	120,000	119,047
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	210,000	268,303	(a)
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	200,000	203,738	(a)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	250,000	269,558	(a)

Total Oil, Gas & Consumable Fuels				4,185,537

TOTAL ENERGY				4,358,954

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 22.9%
Banks - 17.2%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	200,000	$200,171	(a)(c)
ABN AMRO Bank NV, Senior Notes (3 mo. USD LIBOR + 0.570%)	3.091%	8/27/21	430,000	431,824	(a)(b)(c)
Banco Santander Chile, Senior Notes	2.500%	12/15/20	210,000	211,365	(c)
Banco Santander SA, Senior Notes	3.125%	2/23/23	200,000	203,018	(a)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	650,000	708,620	(b)(e)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	660,000	694,677	(a)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	200,000	214,709	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	570,000	592,495	(b)(e)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	900,000	961,300	(a)
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	250,000	249,799	(a)
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	110,000	111,404	(c)
Cooperatieve Rabobank UA, Senior Notes (3 mo. USD LIBOR + 0.430%)	3.016%	4/26/21	600,000	602,094	(a)(b)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	620,000	624,960	(b)(c)(e)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	40,000	42,060
JPMorgan Chase & Co., Junior Subordinated Notes (5.150% to 5/1/23 then 3 mo. USD LIBOR + 3.250%)	5.150%	5/1/23	1,320,000	1,339,094	(b)(e)
M&T Bank Corp., Junior Subordinated Notes (6.450% to 2/15/24 then 3 mo. USD LIBOR + 3.610%)	6.450%	2/15/24	1,190,000	1,286,051	(b)(e)
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.218%	3/7/22	380,000	388,168
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	310,000	321,808	(a)(c)
PNC Financial Services Group Inc., Junior Subordinated Notes (4.850% to 6/1/23 then 3 mo. USD LIBOR + 3.040%)	4.850%	6/1/23	990,000	1,001,405	(b)(e)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	230,000	242,378
Royal Bank of Canada, Senior Notes (3 mo. USD LIBOR + 0.390%)	2.973%	4/30/21	240,000	240,748	(b)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	200,000	203,581	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	2.092%	10/18/19	560,000	559,449	(a)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	50,000	51,007
U.S. Bank N.A., Senior Notes (3 mo. USD LIBOR + 0.320%)	2.906%	4/26/21	640,000	641,141	(a)(b)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/29/19	1,800,000	1,803,564	(a)(b)(e)
Wells Fargo & Co., Senior Notes	3.500%	3/8/22	450,000	463,176	(a)

Total Banks				14,390,066

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 2.7%
Bank of New York Mellon Corp., Junior Subordinated Notes (4.500% to 6/20/23 then 3 mo. USD LIBOR + 2.460%)	4.500%	6/20/23	1,340,000	$1,315,237	(b)(e)
Credit Suisse AG, Senior Notes	3.625%	9/9/24	250,000	263,522
Goldman Sachs Capital III Ltd. (3 mo. USD LIBOR + 0.770%, 4.000% floor)	4.000%	7/29/19	43,000	34,465	(b)(e)
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	650,000	678,625	(a)

Total Capital Markets				2,291,849

Consumer Finance - 1.0%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	225,000	233,615
American Express Co., Senior Notes	3.000%	2/22/21	120,000	121,352
American Express Co., Senior Notes	2.650%	12/2/22	517,000	523,034	(a)

Total Consumer Finance				878,001

Diversified Financial Services - 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	150,000	161,177
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	290,000	330,870	(a)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	190,000	207,049
USAA Capital Corp., Senior Notes	2.625%	6/1/21	180,000	181,569	(c)

Total Diversified Financial Services				880,665

Insurance - 0.9%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	4,066	5,758	(c)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.319%	2/12/23	17,486	17,814	(b)(c)
MetLife Inc., Junior Subordinated Notes (5.250% to 6/15/20 then 3 mo. USD LIBOR + 3.575%)	5.250%	6/15/20	680,000	688,857	(b)(e)

Total Insurance				712,429

TOTAL FINANCIALS				19,153,010

HEALTH CARE - 3.2%
Biotechnology - 0.2%
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	180,000	179,792

Health Care Equipment & Supplies - 1.0%
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	139,000	145,899
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	3.504%	6/6/22	250,000	251,770	(a)(b)
Medtronic Inc., Senior Notes	3.500%	3/15/25	440,000	466,994

Total Health Care Equipment & Supplies				864,663

Health Care Providers & Services - 1.3%
CVS Health Corp., Senior Notes	3.350%	3/9/21	900,000	912,800	(a)
Humana Inc., Senior Notes	2.500%	12/15/20	140,000	140,121

Total Health Care Providers & Services				1,052,921

Pharmaceuticals - 0.7%
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	30,000	29,078
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	500,000	498,625
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	60,000	57,150

Total Pharmaceuticals				584,853

TOTAL HEALTH CARE				2,682,229

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.7%
General Dynamics Corp., Senior Notes (3 mo. USD LIBOR + 0.380%)	2.915%	5/11/21	370,000	$371,513	(a)(b)
United Technologies Corp., Senior Notes (3 mo. USD LIBOR + 0.650%)	3.175%	8/16/21	200,000	200,129	(a)(b)

Total Aerospace & Defense				571,642

Airlines - 0.3%
Air 2 U.S. Pass-Through Certificates	8.027%	10/1/19	671	673	(c)
American Airlines Group Inc., Pass-Through Certificates Trust	4.100%	1/15/28	220,152	232,298
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	24,536	27,095

Total Airlines				260,066

Commercial Services & Supplies - 0.0%
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	20,000	21,700

Electrical Equipment - 0.2%
ABB Finance USA Inc., Senior Notes	2.800%	4/3/20	140,000	140,328

Industrial Conglomerates - 1.5%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	1,312,000	1,267,366	(a)(b)(e)

TOTAL INDUSTRIALS				2,261,102

INFORMATION TECHNOLOGY - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	340,000	350,460	(a)(c)

MATERIALS - 0.8%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	280,000	280,063	(c)

Metals & Mining - 0.5%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	320,000	327,438	(c)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	63,000	65,221

Total Metals & Mining				392,659

TOTAL MATERIALS				672,722

UTILITIES - 0.3%
Electric Utilities - 0.3%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	290,000	293,664	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $37,557,034)				39,156,942

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 41.7%
Adjustable Rate Mortgage Trust, 2005-11 5A1 (1 mo. USD LIBOR + 0.540%)	2.944%	2/25/36	81,476	$57,300	(b)
Banc of America Funding Corp., 2015-R3 2A2	2.560%	2/27/37	1,605,989	1,371,373	(b)(c)
Banc of America Funding Trust, 2004-B 6A1	2.500%	12/20/34	273,943	226,072	(b)
Banc of America Funding Trust, 2005-E 8A1 (Cost of Funds for the 11th District of San Francisco + 1.430%, min. coupon of 1.430%)	2.525%	6/20/35	240,777	180,143	(b)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. USD LIBOR + 0.640%)	3.044%	4/25/34	216,669	218,985	(b)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	3.644%	7/15/35	100,000	100,204	(b)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	250,000	265,811	(b)
CD Mortgage Trust, 2017-CD6 XA, IO	1.112%	11/13/50	6,556,980	369,032	(b)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2004-2A A1 (1 mo. USD LIBOR + 0.270%)	2.674%	5/25/35	173,329	171,240	(b)(c)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	2.654%	8/25/35	154,398	155,133	(b)(c)
CHL Mortgage Pass-Through Trust, 2004-20 2A1	3.865%	9/25/34	292,859	221,402	(b)
CHL Mortgage Pass-Through Trust, 2004-29 2A1 (1 mo. USD LIBOR + 0.660%)	3.064%	2/25/35	18,360	18,205	(b)
CHL Mortgage Pass-Through Trust, 2005- HYB9 3A1A (12 mo. USD LIBOR + 1.750%)	4.592%	2/20/36	209,829	194,718	(b)
Citigroup Commercial Mortgage Trust, 2013-375P A	3.251%	5/10/35	340,000	350,825	(c)
Citigroup Commercial Mortgage Trust, 2019-SST2 A (1 mo. USD LIBOR + 0.920%)	3.314%	12/15/36	270,000	267,272	(b)(c)
Countrywide Alternative Loan Trust, 2004- 6CB A (1 mo. USD LIBOR + 0.580%)	2.984%	5/25/34	96,995	97,463	(b)
Countrywide Home Loans Reperforming REMIC Trust, 2004-R1 2A	6.500%	11/25/34	28,361	28,420	(c)
Countrywide Home Loans Reperforming REMIC Trust, 2005-R2 2A1	7.000%	6/25/35	81,730	83,975	(c)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	2.824%	7/25/36	65,265	62,673	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
CSMC Trust, 2015-2R 7A2	4.399%	8/27/36	1,200,245	$1,025,651	(b)(c)
CSMC Trust, 2015-10R 3A2 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.840%)	3.039%	10/27/46	1,110,000	1,098,248	(b)(c)
CSMC Trust, 2018-J1 B2	3.682%	2/25/48	847,419	846,233	(b)(c)
DBJPM Mortgage Trust, 2016-C1 ASB	3.038%	5/10/49	250,000	256,851
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 3AR1	4.938%	6/25/34	189,502	193,071	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	9.554%	7/25/23	387,294	447,580	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA1 M2 (1 mo. USD LIBOR + 1.850%)	4.254%	10/25/27	177,049	178,962	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 M3 (1 mo. USD LIBOR + 3.800%)	6.204%	3/25/25	234,241	241,194	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 M2 (1 mo. USD LIBOR + 2.000%)	4.404%	12/25/28	170,804	171,586	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 M2 (1 mo. USD LIBOR + 1.300%)	3.704%	3/25/29	414,447	415,706	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA1 M2 (1 mo. USD LIBOR + 2.750%)	5.154%	9/25/28	201,164	203,157	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	13.654%	10/25/29	369,129	432,262	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	14.154%	4/25/43	248,503	293,765	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B2 (1 mo. USD LIBOR + 10.500%)	12.904%	2/25/47	520,000	$565,143	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	7.654%	10/25/23	280,018	311,297	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	6.804%	1/25/24	340,000	371,924	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	7.304%	11/25/24	368,346	406,547	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	14.154%	8/25/28	258,506	374,558	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	12.654%	1/25/29	897,950	1,192,379	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M1 (1 mo. USD LIBOR + 1.450%)	3.854%	1/25/29	64,599	64,802	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.654%	1/25/29	950,000	1,021,055	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	11.654%	4/25/29	1,008,720	1,286,292	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M1 (1 mo. USD LIBOR + 0.680%)	3.084%	10/25/30	486,668	486,937	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R02 1M1 (1 mo. USD LIBOR + 0.850%)	3.254%	8/25/31	262,180	262,579	(b)(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-25 BI, IO	3.000%	3/25/33	6,226,428	567,213
Federal National Mortgage Association (FNMA) REMIC, 2013-62 AI, IO	3.000%	6/25/33	4,431,889	528,330
Federal National Mortgage Association (FNMA) STRIPS, 347 2, IO	5.000%	1/25/34	611,993	99,743
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	141,342	141,443	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
GMACM Mortgage Loan Trust, 2005-AF2 A1	6.000%	12/25/35	747,248	$737,891
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	2.978%	3/20/60	94,453	94,627	(a)(b)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	3.428%	5/20/60	76,425	77,312	(a)(b)
Government National Mortgage Association (GNMA), 2010-H11 FA (1 mo. USD LIBOR + 1.000%)	3.428%	6/20/60	493,907	501,361	(a)(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.917%	11/20/60	940,759	940,314	(a)(b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	2.967%	1/20/61	98,020	98,096	(a)(b)
Government National Mortgage Association (GNMA), 2011-H05 FA (1 mo. USD LIBOR + 0.500%)	2.967%	12/20/60	185,338	185,473	(a)(b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	2.967%	12/20/60	173,858	173,999	(a)(b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.917%	2/20/61	415,836	415,632	(a)(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.967%	2/20/61	299,991	300,186	(a)(b)
Government National Mortgage Association (GNMA), 2011-H08 FD (1 mo. USD LIBOR + 0.500%)	2.967%	2/20/61	261,127	261,332	(a)(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.967%	3/20/61	531,266	531,651	(a)(b)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	2.967%	4/20/61	111,561	111,646	(b)
Government National Mortgage Association (GNMA), 2012-H18 NA (1 mo. USD LIBOR + 0.520%)	2.987%	8/20/62	445,061	445,367	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	2.997%	10/20/62	333,809	$342,330	(a)(b)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	2.987%	10/20/62	510,216	510,817	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	2.804%	4/25/36	206,922	177,074	(b)(c)
HarborView Mortgage Loan Trust, 2004-10 4A	4.409%	1/19/35	82,367	82,039	(b)
HarborView Mortgage Loan Trust, 2005-14 3A1A	4.908%	12/19/35	43,662	43,490	(b)
IndyMac INDX Mortgage Loan Trust, 2004-AR7 A2 (1 mo. USD LIBOR + 0.860%)	3.264%	9/25/34	118,867	116,293	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 ASB	3.705%	1/15/47	133,302	137,929
JPMorgan Mortgage Trust, 2005-A3 3A4	4.425%	6/25/35	97,284	100,879	(b)
Lanark Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.420%)	2.943%	12/22/69	469,000	469,425	(b)(c)
LSTAR Securities Investment Trust Ltd., 2018-2 A1 (1 mo. USD LIBOR + 1.500%)	3.940%	4/1/23	218,045	218,139	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2003-6 2A1	4.207%	12/25/33	38,919	38,379	(b)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	2.754%	5/25/35	679,273	495,694	(b)(c)
MASTR Reperforming Loan Trust, 2006-2 2A1	4.036%	5/25/36	73,515	69,690	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	350,000	367,744
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	3.244%	11/15/34	120,000	119,543	(b)(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	3.794%	5/15/36	160,000	160,251	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2006-6AR 2A	4.132%	5/25/36	313,595	288,839	(b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	3.191%	12/27/46	179,438	178,436	(b)(c)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	3.191%	12/27/46	1,455,365	1,189,299	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	2.950%	7/26/45	139,984	$140,288	(b)(c)
MortgageIT Trust, 2005-3 A1 (1 mo. USD LIBOR + 0.600%)	3.004%	8/25/35	163,437	162,606	(b)
MSCG Trust, 2016-SNR A	3.460%	11/15/34	469,796	469,233	(b)(c)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	308,433	320,532	(b)(c)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	465,979	487,809	(b)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4	6.138%	3/25/47	296,965	314,980
Nomura Resecuritization Trust, 2015-1R 2A2	3.958%	10/26/36	567,071	571,767	(b)(c)
One Market Plaza Trust, 2017-1MKT A	3.614%	2/10/32	320,000	334,375	(c)
PMT Credit Risk Transfer Trust, 2019-1R A (1 mo. USD LIBOR + 2.000%)	4.429%	3/27/24	442,404	443,347	(b)(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	386,087	319,086	(c)
Structured Asset Mortgage Investments II Trust, 2004-AR3 1A1 (1 mo. USD LIBOR + 0.600%)	2.990%	7/19/34	144,019	143,389	(b)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. USD LIBOR + 0.350%)	2.754%	4/25/35	127,727	119,942	(b)(c)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	410,000	435,162
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR11 A	4.197%	10/25/34	69,552	70,458	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR12 A2A (1 mo. USD LIBOR + 0.780%)	3.184%	10/25/44	77,127	76,954	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	2.804%	6/25/35	361,791	305,397	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR1 A2A3 (1 mo. USD LIBOR + 0.800%)	3.204%	1/25/45	59,802	59,886	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	3.124%	7/25/45	426,348	425,466	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1B3 (1 mo. USD LIBOR + 0.360%)	2.764%	10/25/45	278,889	274,806	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.490%)	2.894%	10/25/45	118,940	$120,240	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Cost of Funds for the 11th District of San Francisco + 1.500%, min. coupon of 1.500%)	2.595%	10/25/46	248,570	239,982	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2007-OA2 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.700%)	3.204%	3/25/47	809,464	744,436	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C31 D	3.852%	11/15/48	364,630	329,442
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	140,000	145,167

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $33,093,778)				34,960,681

ASSET-BACKED SECURITIES - 26.7%
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	4.169%	5/1/27	170,000	170,122	(b)(c)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2002-AR1 M1 (1 mo. USD LIBOR + 1.065%)	3.501%	9/25/32	78,268	79,681	(b)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates Series, 2005-R7 M2 (1 mo. USD LIBOR + 0.500%)	2.904%	9/25/35	265,633	267,125	(b)
Apex Credit CLO Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.470%)	4.051%	4/24/29	200,000	200,010	(b)(c)
Ares XLIV CLO Ltd., 2017-44A C (3 mo. USD LIBOR + 3.450%)	6.047%	10/15/29	250,000	249,687	(b)(c)
Ares XXVII CLO Ltd., 2013-2A XR (3 mo. USD LIBOR + 0.900%)	3.482%	7/28/29	37,500	37,500	(b)(c)
Argent Securities Inc., Asset-Backed Pass-Through Certificates, 2003-W3 M1 (1 mo. USD LIBOR + 1.125%)	3.529%	9/25/33	24,093	23,825	(b)
Bear Stearns Asset-Backed Securities Trust, 2007-SD1 1A2A	6.000%	10/25/36	477,569	361,006
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	3.704%	11/23/25	219,861	220,074	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Carlyle Global Market Strategies US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.812%	7/20/31	250,000	$249,497	(b)(c)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	6.292%	7/20/31	250,000	250,155	(b)(c)
Chase Funding Trust, 2004-1 1A7	4.985%	11/25/33	179,105	190,478
Citigroup Mortgage Loan Trust Inc., 2005- OPT1 M1 (1 mo. USD LIBOR + 0.630%)	3.034%	2/25/35	220,679	220,330	(b)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	293,009	303,222	(b)
Countrywide Asset-Backed Certificates, 2003-5 AF5	5.130%	2/25/34	502,574	512,426
Countrywide Asset-Backed Certificates, 2007-13 2A1 (1 mo. USD LIBOR + 0.900%)	3.304%	10/25/47	549,995	539,718	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	2.544%	11/15/36	307,782	271,826	(b)
Credit-Based Asset Servicing & Securitization LLC, 2007-SP1 A4	5.462%	12/25/37	173,560	176,949	(c)
GreenPoint Home Equity Loan Trust, 2004-4 A (1 mo. USD LIBOR + 0.280%)	2.933%	8/15/30	38,937	38,005	(b)
Grippen Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 3.300%)	5.892%	1/20/30	500,000	495,000	(b)(c)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.270%)	2.674%	3/25/36	666,291	452,222	(b)
GSAMP Trust, 2004-OPT B1 (1 mo. USD LIBOR + 2.400%)	4.263%	11/25/34	47,651	39,680	(b)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	2.804%	10/25/46	241,331	234,046	(b)(c)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	3.660%	7/25/27	250,000	249,751	(b)(c)
Hertz Vehicle Financing II LP, 2017-1A A	2.960%	10/25/21	900,000	905,665	(c)
Home Equity Loan Trust, 2006-HSA3 A (1 mo. USD LIBOR + 0.130%)	2.534%	5/25/36	405,838	396,125	(b)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. USD LIBOR + 0.500%)	2.904%	10/25/35	790,000	779,545	(b)
Home Equity Mortgage Loan Asset-Backed Trust, 2006-A A (1 mo. USD LIBOR + 0.260%)	2.664%	6/25/36	2,005,490	220,393	(b)
Jamestown CLO X Ltd., 2017-10A A2 (3 mo. USD LIBOR + 1.850%)	4.438%	7/17/29	250,000	251,289	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Legacy Mortgage Asset Trust, 2019-GS1 A1	4.000%	1/25/59	734,394	$748,519	(c)
Lehman XS Trust, 2006-8 2A4A (1 mo. USD LIBOR + 0.260%)	2.664%	6/25/36	1,424,912	1,269,983	(b)
Long Beach Mortgage Loan Trust, 2001-3 M1 (1 mo. USD LIBOR + 0.825%)	3.229%	9/25/31	21,535	22,421	(b)
Long Beach Mortgage Loan Trust, 2002-1 2M1 (1 mo. USD LIBOR + 1.125%)	3.529%	5/25/32	65,805	66,268	(b)
Magnetite CLO Ltd., 2014-9A A1R (3 mo. USD LIBOR + 1.000%)	3.580%	7/25/26	177,002	177,223	(b)(c)
Midocean Credit CLO VII, 2017-7A B (3 mo. USD LIBOR + 1.900%)	4.497%	7/15/29	250,000	249,996	(b)(c)
Monroe Capital BSL CLO Ltd., 2015-1A BR (3 mo. USD LIBOR + 1.750%)	4.273%	5/22/27	100,000	99,830	(b)(c)
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE5 M2 (1 mo. USD LIBOR + 1.875%)	4.279%	6/25/34	610,757	608,064	(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	90,818	93,482	(c)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	3.004%	4/25/40	122,645	121,475	(b)
Neuberger Berman Loan Advisers CLO Ltd., 2017-24A C (3 mo. USD LIBOR + 2.450%)	5.042%	4/19/30	250,000	249,994	(b)(c)
New Century Home Equity Loan Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.930%)	3.334%	11/25/34	602,556	605,833	(b)
NovaStar Mortgage Funding Trust, 2004-1 M3 (1 mo. USD LIBOR + 0.825%)	3.229%	6/25/34	515,284	515,248	(b)
OneMain Financial Issuance Trust, 2016-3A A	3.830%	6/18/31	925,000	954,459	(c)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. USD LIBOR + 0.930%)	3.334%	8/25/35	520,000	452,305	(b)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.946%	4/15/37	301,248	289,522	(b)
People’s Choice Home Loan Securities Trust, 2004-2 M1 (1 mo. USD LIBOR + 0.900%)	3.304%	10/25/34	4,442	4,457	(b)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	2.674%	5/25/36	321,659	318,411	(b)(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	3.529%	8/25/33	19,566	19,414	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
RAMP Trust, 2006-NC3 M1 (1 mo. USD LIBOR + 0.340%)	2.744%	3/25/36	350,000	$339,492	(b)
RASC Trust, 2005-KS12 M4 (1 mo. USD LIBOR + 0.640%)	3.044%	1/25/36	460,000	434,010	(b)
RASC Trust, 2006-KS2 M3 (1 mo. USD LIBOR + 0.410%)	2.814%	3/25/36	1,260,000	1,187,234	(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	3.284%	8/25/33	61,477	61,747	(b)
SACO I Trust, 2006-3 A3 (1 mo. USD LIBOR + 0.460%)	2.864%	4/25/36	85,777	84,867	(b)
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	2.744%	3/25/36	78,391	77,312	(b)
Seneca Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.120%)	3.708%	7/17/26	164,124	164,263	(b)(c)
SLM Private Credit Student Loan Trust, 2007-A A4A (3 mo. USD LIBOR + 0.240%)	2.650%	12/16/41	557,099	543,474	(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.730%	3/25/44	960,000	928,050	(b)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	636,820	633,609	(c)
Structured Asset Investment Loan Trust, 2004-9 M4 (1 mo. USD LIBOR + 1.950%)	4.354%	10/25/34	117,619	119,408	(b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.380%)	2.784%	10/25/36	830,000	832,099	(b)(c)
Terwin Mortgage Trust, 2004-5HE M1 (1 mo. USD LIBOR + 0.885%)	3.289%	6/25/35	445,682	448,551	(b)
THL Credit Wind River CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	4.247%	7/15/28	250,000	248,979	(b)(c)
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	440,724	443,573	(b)(c)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	3.487%	4/15/29	250,000	248,660	(b)(c)
Venture XXVIII CLO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	3.702%	7/20/30	300,000	298,830	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $21,259,685)				22,346,414

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 3.4%
Brazil - 1.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,885,000	BRL	$518,357
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	833,000	BRL	238,339
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	108,000	BRL	32,117

Total Brazil					788,813

Mexico - 1.3%
Mexican Bonos, Bonds	6.500%	6/9/22	15,090,000	MXN	766,672
Mexico Government International Bond, Senior Notes	6.750%	9/27/34	85,000		108,588	(a)
Mexico Government International Bond, Senior Notes	5.550%	1/21/45	210,000		245,175	(a)

Total Mexico					1,120,435

Qatar - 0.3%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	200,000		210,012	(d)

Russia - 0.5%
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	254,000		420,173	(d)

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	270,000		272,377	(c)

TOTAL SOVEREIGN BONDS (Cost - $3,156,327)					2,811,810

MORTGAGE-BACKED SECURITIES - 3.2%
FHLMC - 0.1%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	5/1/49	98,375		101,844

FNMA - 1.3%
Federal National Mortgage Association (FNMA)	3.525%	2/1/29	540,000		583,650
Federal National Mortgage Association (FNMA)	3.500%	4/1/49	197,757		203,121
Federal National Mortgage Association (FNMA)	3.000%	7/1/49	300,000		302,584	(g)

Total FNMA					1,089,355

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - 1.8%
Government National Mortgage Association (GNMA)	6.500%	8/15/34	87,086	$98,644	(a)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.193%)	3.685%	7/20/60	99,263	101,581	(a)(b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.093%)	3.503%	8/20/58	96,044	97,630	(a)(b)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.253%)	3.663%	7/20/60	103,186	105,332	(a)(b)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.385%)	3.793%	12/20/59	100,905	103,409	(a)(b)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.410%)	3.820%	12/20/59	455,734	466,558	(b)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.440%)	3.850%	10/20/59	41,380	42,681	(a)(b)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.440%)	3.850%	1/20/60	432,788	444,041	(b)

Total GNMA				1,459,876

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,588,900)				2,651,075

			SHARES
PREFERRED STOCKS - 2.2%
FINANCIALS - 2.2%
Capital Markets - 2.2%
Northern Trust Corp.	5.850%		23,300	587,859
State Street Corp. (5.900% to 3/15/24 then 3 mo. USD LIBOR + 3.108%)	5.900%		49,000	1,293,600	(b)

TOTAL PREFERRED STOCKS (Cost - $1,858,460)				1,881,459

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 1.8%
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.2%
Virgin Media Bristol LLC, Term Loan Facility K (1 mo. USD LIBOR + 2.500%)	4.894%	1/15/26	137,809	$137,484	(b)(h)(i)

Media - 0.8%
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	3/15/24	731,865	698,081	(b)(h)(i)

TOTAL COMMUNICATION SERVICES				835,565

CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.902-4.904%	1/30/23	235,166	227,817	(b)(h)(i)

INDUSTRIALS - 0.3%
Airlines - 0.3%
American Airlines Inc., 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	4.061%	6/27/25	285,885	278,917	(b)(h)(i)

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., 2024 New Dollar Term Loan A (1 mo. USD LIBOR + 2.000%)	4.404%	4/26/24	200,923	200,923	(b)(h)(i)

TOTAL SENIOR LOANS (Cost - $1,561,838)				1,543,222

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.9%
U.S. Government Obligations - 0.9%
U.S. Treasury Notes	1.625%	6/30/21	170,000	169,625	(j)
U.S. Treasury Notes	2.125%	5/31/26	580,000	589,753

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $749,062)				759,378

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Eurodollar 1-Year Mid Curve Futures, Call @ $98.00 (Cost - $13,671)	12/13/19	34	85,000	42,500

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $101,838,755)				106,153,481

	RATE		SHARES
SHORT-TERM INVESTMENTS - 1.3%
Dreyfus Government Cash Management, Institutional Shares (Cost - $1,078,601)	2.261%		1,078,601	1,078,601

TOTAL INVESTMENTS - 128.0% (Cost - $102,917,356)				107,232,082
Liabilities in Excess of Other Assets - (28.0)%				(23,472,490)

TOTAL NET ASSETS - 100.0%				$83,759,592

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2019, the Fund held TBA securities with a total cost of $301,359.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Securities traded on a when-issued or delayed delivery basis.

Abbreviations used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar
UST	— United States Treasury

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

At June 30, 2019, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE		FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE
Bank of America N.A.	2.690%	5/22/2019	8/22/2019		$803,000	Collateralized Mortgage Obligations	$940,314
Bank of America N.A.	2.720%	6/4/2019	8/5/2019		835,000	Collateralized Mortgage Obligations	873,697
						Mortgage-Backed Securities	97,630
Bank of America N.A.	2.730%	5/20/2019	8/20/2019		1,031,000	Collateralized Mortgage Obligations	1,191,309
Bank of America N.A.	2.740%	5/29/2019	8/29/2019		458,000	Collateralized Mortgage Obligations	510,817
						Collateralized Mortgage Obligations	1,362,360
Bank of America N.A.	2.740%	6/3/2019	9/3/2019		1,638,000	Mortgage-Backed Securities	451,647
Barclays Bank PLC	2.600%	6/14/2018	TBD	**	265,819	Sovereign Bonds	353,763
Morgan Stanley & Co. Inc.	3.365%	5/6/2019	8/5/2019		3,505,139	Corporate Bonds & Notes Cash	3,912,208 46,000
RBC Capital Markets	3.050%	6/7/2019	9/5/2019		13,204,292	Corporate Bonds & Notes	13,872,377
RBC Capital Markets	3.170%	5/30/2019	8/28/2019		2,256,588	Corporate Bonds & Notes	2,442,654

					$23,996,838		$26,054,776

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of June 30, 2019.

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Eurodollar 1-Year Mid Curve Futures, Call	12/13/19	$97.75	17	$42,500	$(30,281)
Eurodollar 1-Year Mid Curve Futures, Call	12/13/19	98.50	17	42,500	(8,394)
U.S. Treasury 5-Year Notes Futures, Put	7/26/19	117.25	4	4,000	(375)
U.S. Treasury 5-Year Notes Futures, Put	8/23/19	117.25	4	4,000	(813)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $15,934)					$(39,863)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

At June 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	57	12/19	$13,816,645	$13,977,825	$161,180
90-Day Eurodollar	39	6/20	9,476,733	9,592,050	115,317
U.S. Treasury 10-Year Notes	160	9/19	20,114,925	20,475,000	360,075

					636,572

Contracts to Sell:
30-Day Federal Funds	14	7/19	5,695,804	5,695,830	(26)
30-Day Federal Funds	6	8/19	2,447,997	2,449,071	(1,074)
30-Day Federal Funds	18	1/20	7,343,782	7,376,465	(32,683)
U.S. Treasury 2-Year Notes	20	9/19	4,282,622	4,303,594	(20,972)
U.S. Treasury 5-Year Notes	65	9/19	7,591,017	7,680,156	(89,139)
U.S. Treasury Long-Term Bonds	9	9/19	1,363,484	1,400,344	(36,860)
					(180,754)

Net unrealized appreciation on open futures contracts					$455,818

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,111,353	USD	836,774	Barclays Bank PLC	7/17/19	$12,272
GBP	30,623	USD	40,258	Barclays Bank PLC	7/17/19	(1,330)
MXN	14,070,000	USD	721,557	Citibank N.A.	7/17/19	9,168
USD	30,504	BRL	119,000	Citibank N.A.	7/17/19	(431)
ARS	2,790,000	USD	56,748	JPMorgan Chase & Co.	9/23/19	969
ARS	1,875,514	USD	36,047	Citibank N.A.	9/27/19	2,527

Total						$23,175

Abbreviations used in this table:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

At June 30, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	868,000	GBP	10/26/21	1.271% semi-annually	6-Month GBP LIBOR semi-annually	$422	$(10,024)
	1,065,000	GBP	10/30/21	1.385% annually	3-Month GBP LIBOR annually	—	(8,265)
	2,500,000		6/28/23	1.238% semi-annually	3-Month LIBOR quarterly	(2,347)	50,380
	3,860,000		7/9/23	2.902% semi-annually	3-Month LIBOR quarterly	(20,893)	(154,076)
	2,662,000		1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(40,981)	(71,977)
	2,948,000		4/30/26	1.550% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	3,621	(371)
	19,100,000		7/5/28	3.000% semi-annually	3-Month LIBOR quarterly	(108,943)	(1,599,695)

Total						$(169,121)	$(1,794,028)

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this table:

GBP	— British Pound
LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to maintain a high level of current income. The Fund invests primarily in variable rate instruments of U.S. and non-U.S. issuers, including U.S. and non-U.S. investment grade and high-yield debt, senior loans, emerging market debt and derivatives related to these securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$39,156,942	—	$39,156,942
Collateralized Mortgage Obligations	—	34,960,681	—	34,960,681
Asset-Backed Securities	—	22,346,414	—	22,346,414
Sovereign Bonds	—	2,811,810	—	2,811,810
Mortgage-Backed Securities	—	2,651,075	—	2,651,075
Preferred Stocks	$1,881,459	—	—	1,881,459
Senior Loans	—	1,543,222	—	1,543,222
U.S. Government & Agency Obligations	—	759,378	—	759,378
Purchased Options	42,500	—	—	42,500

Total Long-Term Investments	1,923,959	104,229,522	—	106,153,481

Short-Term Investments†	1,078,601	—	—	1,078,601

Total Investments	$3,002,560	$104,229,522	—	$107,232,082

Other Financial Instruments:
Futures Contracts	$636,572	—	—	$636,572
Forward Foreign Currency Contracts	—	$24,936	—	24,936
Centrally Cleared Interest Rate Swaps	—	50,380	—	50,380

Total Other Financial Instruments	$636,572	$75,316	—	$711,888

Total	$3,639,132	$104,304,838	—	$107,943,970

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$39,863	—	—	$39,863
Futures Contracts	180,754	—	—	180,754
Forward Foreign Currency Contracts	—	$1,761	—	1,761
Centrally Cleared Interest Rate
Swaps	—	1,844,408	—	1,844,408

Total	$220,617	$1,846,169	—	$2,066,786

†	See Schedule of Investments for additional detailed categorizations.